Average Annual Total Returns - VIPIndex500Portfolio-InitialServiceService2PRO - VIPIndex500Portfolio-InitialServiceService2PRO - VIP Index 500 Portfolio	Apr. 30, 2025
VIP Index 500 Portfolio - Initial Class | Return Before Taxes
Average Annual Return:
Past 1 year	24.90%
Past 5 years	14.40%
Past 10 years	12.99%
VIP Index 500 Portfolio - Service Class | Return Before Taxes
Average Annual Return:
Past 1 year	24.77%
Past 5 years	14.29%
Past 10 years	12.88%
VIP Index 500 Portfolio - Service Class 2 | Return Before Taxes
Average Annual Return:
Past 1 year	24.59%
Past 5 years	14.12%
Past 10 years	12.71%
SP001
Average Annual Return:
Past 1 year	25.02%
Past 5 years	14.53%
Past 10 years	13.10%